Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-4219
Entity Registrant Name	SPECTRUM BRANDS HOLDINGS, INC.
Entity Central Index Key	0000109177
Entity Tax Identification Number	74-1339132
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3001 Deming Way
Entity Address, City or Town	Middleton
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53562
City Area Code	608
Local Phone Number	275-3340
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SPB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false